Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Retail Class
Shareholder Report [Line Items]
Fund Name	Scharf Fund
Class Name	Retail Class
Trading Symbol	LOGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Scharf Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/scharf-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/scharf-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$126	1.14%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Fund Retail Class delivered a 21.80% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/28/2015)
Retail Class	21.80	11.08	9.01
S&P 500 TR	36.35	15.98	13.61
Russell 1000 Value Total Return	27.76	10.69	9.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information. Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information.
Net Assets	$ 448,274,346
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 2,926,686
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$448,274,346
Number of Holdings	31
Net Advisory Fee	$2,926,686
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)
Fiserv, Inc.	6.1%
Brookfield Corp.	5.6%
McKesson Corp.	5.5%
Berkshire Hathaway, Inc.	5.2%
Comcast Corp.	4.9%
Microsoft Corp.	4.7%
Oracle Corp.	4.6%
Air Products and Chemicals, Inc.	4.1%
Centene Corp.	4.1%
Heineken N.V.	3.8%

Top Sectors	(%)
Financials	29.4%
Health Care	18.5%
Information Technology	12.5%
Industrials	10.6%
Consumer Discretionary	6.7%
Communication Services	6.4%
Materials	4.1%
Consumer Staples	3.8%
Real Estate	3.4%
Cash & Other	4.6%

Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/scharf-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Scharf Fund
Class Name	Institutional Class
Trading Symbol	LOGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Scharf Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/scharf-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/scharf-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Fund Institutional Class delivered a 22.13% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	22.13	11.39	9.34
S&P 500 TR	36.35	15.98	13.38
Russell 1000 Value Total Return	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information. Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information.
Net Assets	$ 448,274,346
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 2,926,686
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$448,274,346
Number of Holdings	31
Net Advisory Fee	$2,926,686
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)
Fiserv, Inc.	6.1%
Brookfield Corp.	5.6%
McKesson Corp.	5.5%
Berkshire Hathaway, Inc.	5.2%
Comcast Corp.	4.9%
Microsoft Corp.	4.7%
Oracle Corp.	4.6%
Air Products and Chemicals, Inc.	4.1%
Centene Corp.	4.1%
Heineken N.V.	3.8%

Top Sectors	(%)
Financials	29.4%
Health Care	18.5%
Information Technology	12.5%
Industrials	10.6%
Consumer Discretionary	6.7%
Communication Services	6.4%
Materials	4.1%
Consumer Staples	3.8%
Real Estate	3.4%
Cash & Other	4.6%

Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/scharf-fund/
Retail Class
Shareholder Report [Line Items]
Fund Name	Scharf Multi-Asset Opportunity Fund
Class Name	Retail Class
Trading Symbol	LOGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Multi-Asset Opportunity Fund Retail Class delivered a 19.00% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/21/2016)
Retail Class	19.00	8.77	8.46
S&P 500 TR	36.35	15.98	15.89
Bloomberg US Aggregate Bond Index	11.57	0.33	1.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.

Net Assets	$ 50,668,312
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 220,987
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$50,668,312
Number of Holdings	73
Net Advisory Fee	$220,987
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	4.6%
Fiserv, Inc.	4.3%
Brookfield Corp.	4.1%
McKesson Corp.	3.9%
Berkshire Hathaway, Inc.	3.7%
Comcast Corp.	3.4%
Microsoft Corp.	3.4%
Oracle Corp.	3.3%
United States Treasury Note/Bond	3.0%
Tennessee Valley Authority	2.9%

Top Sectors	(%)
Financials	21.7%
Health Care	13.2%
Government	10.6%
Information Technology	9.3%
Industrials	7.4%
Consumer Discretionary	4.8%
Communication Services	4.5%
Utilities	3.7%
Consumer Staples	3.0%
Cash & Other	21.8%

Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Scharf Multi-Asset Opportunity Fund
Class Name	Institutional Class
Trading Symbol	LOGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Multi-Asset Opportunity Fund Institutional Class delivered a 19.29% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	19.29	9.06	7.43
S&P 500 TR	36.35	15.98	13.38
Bloomberg US Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.

Net Assets	$ 50,668,312
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 220,987
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$50,668,312
Number of Holdings	73
Net Advisory Fee	$220,987
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	4.6%
Fiserv, Inc.	4.3%
Brookfield Corp.	4.1%
McKesson Corp.	3.9%
Berkshire Hathaway, Inc.	3.7%
Comcast Corp.	3.4%
Microsoft Corp.	3.4%
Oracle Corp.	3.3%
United States Treasury Note/Bond	3.0%
Tennessee Valley Authority	2.9%

Top Sectors	(%)
Financials	21.7%
Health Care	13.2%
Government	10.6%
Information Technology	9.3%
Industrials	7.4%
Consumer Discretionary	4.8%
Communication Services	4.5%
Utilities	3.7%
Consumer Staples	3.0%
Cash & Other	21.8%

Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Scharf Global Opportunity Fund
Class Name	Institutional Class
Trading Symbol	WRLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Scharf Global Opportunity Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/global-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/global-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Global Opportunity Fund delivered a 21.37% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/14/2014)
Institutional Class	21.37	10.05	9.60
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://scharffunds.com/mutual-funds/global-opportunity-fund/ for more recent performance information.
Visit https://scharffunds.com/mutual-funds/global-opportunity-fund/ for more recent performance information.

Net Assets	$ 28,619,174
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$28,619,174
Number of Holdings	33
Net Advisory Fee	$0
Portfolio Turnover	32%

Holdings [Text Block]

Top 10 Issuers	(%)
Brookfield Corp.	6.9%
Samsung Electronics Co. Ltd.	5.0%
Fiserv, Inc.	4.9%
Oracle Corp.	4.6%
Berkshire Hathaway, Inc.	4.1%
Centene Corp.	4.1%
Comcast Corp.	4.1%
Smith & Nephew PLC	4.1%
Compass Group PLC	3.9%
Markel Group, Inc.	3.8%

Top Sectors	(%)
Financials	29.3%
Health Care	17.2%
Information Technology	11.9%
Industrials	11.4%
Communication Services	8.8%
Consumer Discretionary	7.6%
Real Estate	3.7%
Consumer Staples	3.6%
Materials	3.4%
Cash & Other	3.1%

Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/global-opportunity-fund/